Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-37946
Entity Registrant Name	Algonquin Power & Utilities Corp.
Entity Address, Address Line One	354 Davis Road
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 2X1
Entity Address, Country	CA
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31